                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/06

             Date of Reporting Period:  Fiscal year ended 10/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.70	$12.00	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.81	0.81	0.93	0.90
Net realized and unrealized gain (loss) on investments	0.22	(0.40)	0.45	1.63
TOTAL FROM INVESTMENT OPERATIONS	1.03	0.41	1.38	2.53
Less Distributions:
Distributions from net investment income	(0.82)	(0.89)	(0.95)	(0.89)
Distributions from net realized gain on investments	(0.43)	(0.82)	(0.07)	--
TOTAL DISTRIBUTIONS	(1.25)	(1.71)	(1.02)	(0.89)
Net Asset Value, End of Period	$10.48	$10.70	$12.00	$11.64
Total Return [1]	10.45%	3.69%	12.43%	26.19%

Ratios to Average Net Assets:
Net expenses	0.50%	0.51%	0.50%	0.46%
Net investment income	7.72%	7.50%	7.79%	8.20%
Expense waiver/reimbursement [2]	1.21%	1.03%	0.71%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,358	$19,547	$36,763	$48,437
Portfolio turnover	54%	35%	56%	22%
Redemption fees consisted of the following per share amounts	$0.00 [3]	$0.00 [3]	$0.00 [3]	$0.00 [3]

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

3 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,044.50	$2.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.68	$2.55

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 10.45%. The total return of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI), 1 a broad-based securities market index, was 9.67% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LBHY2%ICI.

HIGH-YIELD MARKET OVERVIEW

The high-yield market delivered attractive returns relative to most other domestic fixed-income asset classes over the reporting period. The main factor driving the high-yield market's attractive performance was continued solid growth in the U.S. economy. This occurred despite considerably economic uncertainty at the beginning of the period relating to high energy prices caused by the substantial hurricane activity in September 2005. This solid economic performance led to attractive corporate earnings growth which contributed to a reduction in high-yield credit spreads. For example, the spread between the Credit Suisse High Yield Bond Index 2 and comparable U.S. Treasury's decreased from 3.93% on October 31, 2005 to 3.57% on October 31, 2006.

The high-yield market also benefited from default rates trending lower during the reporting period. Default rates were negatively impacted in the 2005 calendar year by several large issuer defaults late in the reporting period such as Refco Inc .., Delta Air Lines , Calpine Corp , Delphi Corp and Northwest Air Lines .. The 2006 calendar year has seen very little default activity and is poised to potentially record the first sub 1% par value default rate since 1984. 3 This lower default rate is a by product of the solid economy and a very generous financing environment characterized by strong demand for high-yield bonds.

1 The LBHY2%ICI is the 2% Issuer Cap component of the U.S. Corporate High Yield Index. Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $ 150 million, and at least one year to maturity. Investments cannot be made directly in an index.

2 Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the fund, is not affected by cashflows.

3 Source: Altman High Yield Bond Default and Return Report ..

Within the high-yield market, major industry sectors that substantially outperformed the overall LBHY2%ICI included the Media-Cable, Transportation, Packaging, Consumer Products and Wireline Communications sectors. The reporting period also saw lower rated quality sectors outperform the overall market with CCC-rated issuers returning 14.79%, followed by B-rated issuers which returned 9.69%. The highest quality sector, BB-rated securities, trailed the other sectors returning 7.17%. The Energy, Lodging and Gaming industry sectors underperformed the LBHY2%ICI as their initial lower yields and higher overall quality held back returns in an environment where higher risk was rewarded. The Health Care and Home Construction industry sectors underperformed the LBHY2%ICI on specific issuer concerns within these sectors.

FUND PERFORMANCE:

The fund outperformed the LBHY2%ICI for the reporting period. Compared to the LBHY2%ICI, overall security selection positively impacted performance. This was especially true in the Automotive, Chemicals, Food and Beverage, Health Care, Media - non Cable, Paper and Retail industry sectors. The fund also benefited from being overweight, relative to the LBHY2%ICI, to the strong performing Consumer Products and Industrial - other industry sectors while being underweight, relative to the LBHY2%ICI, to the weaker performing Energy sector. The fund's performance was also aided by an overweight position in the lower quality CCC-rated sector and an underweight position in the higher quality BB-rated sector 4 .. Specific fund holdings that outperformed the LBHY2%ICI included: General Nutrition Center Holding Co .., CDRV Investors, Inc. , Doane Pet Care Co. , Newpage Corp .. and General Motors, Corp ..

The fund's performance was negatively impacted by an underweight and poor security selection in the Media - Cable and Wireline Communication industry sectors. Specific fund holdings that substantially underperformed the overall market included: Magnachip Semiconductor , HCA Inc .., Tembec Industries, Inc. , 155 East Tropicana LLC and Spectrum Brands, Inc.

4 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Institutional High Yield Bond Fund (the "Fund") from November 1, 2002 (start of performance) to October 31, 2006 compared to the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 2 and the Lipper High Current Yield Funds Average (LHCYFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	10.45%
Start of Performance (11/1/2002)	12.90%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum redemption charge of 2.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBI and the LBHYCBI have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBHY2%ICI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index and average are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets [2]
Media--Non-cable	9.7%
Industrial--Other	6.7%
Health Care	6.7%
Chemicals	6.6%
Utility--Natural gas	5.7%
Gaming	5.7%
Consumer Products	5.4%
Technology	5.1%
Utility--Electric	4.9%
Automotive	4.5%
Food & Beverages	4.5%
Wireless Communications	4.1%
Other [3]	26.3%
Cash Equivalents [4]	4.2%
Other Assets and Liabilities --Net [5]	(0.1)%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 As for the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, index classifications which constitute less than 3.0% of the Fund's total net assets have been aggregated under the designation "Other."

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006

Principal Amount			Value
		CORPORATE BONDS--64.6%
		Aerospace/Defense--1.0%
$75,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$74,625
75,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	74,625
50,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	50,875
100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	99,000
100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	97,250
		TOTAL	396,375
		Automotive--3.0%
100,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	74,250
50,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	39,437
275,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	260,359
75,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	77,572
200,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	201,579
150,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	161,171
125,000		General Motors Corp., Note, 8.375%, 7/15/2033	111,875
50,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	53,812
50,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	55,125
50,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	50,625
100,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	101,500
		TOTAL	1,187,305
		Building Materials--1.0%
50,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	52,375
50,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	48,250
50,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	51,500
100,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	83,250
50,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	48,000
75,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	76,875
50,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	50,000
		TOTAL	410,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--4.6%
$50,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	$49,125
75,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	71,437
100,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	98,750
155,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	130,975
100,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	110,250
50,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	53,250
100,000		Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009	104,500
125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	141,250
200,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	200,500
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	106,750
59,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	64,015
75,000		Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016	77,625
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	51,125
150,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	158,625
175,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	178,500
125,000		PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013	120,313
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	80,943
		TOTAL	1,797,933
		Construction Machinery--0.2%
75,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	79,969
		Consumer Products--3.7%
100,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	86,000
100,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	106,250
51,930	[1,2]	American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012	54,916
50,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	51,250
175,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	178,937
50,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	44,625
175,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	168,219
325,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	276,250
50,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	50,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$50,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	$49,625
75,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	78,375
125,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	101,875
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	90,250
100,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	103,000
		TOTAL	1,440,322
		Energy--1.7%
100,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	95,750
100,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	95,500
175,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	180,031
50,000		Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015	48,063
50,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	52,000
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	74,306
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	48,250
25,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	25,375
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	50,750
		TOTAL	670,025
		Entertainment--1.1%
50,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	51,937
50,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	52,312
125,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	102,344
75,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 10.12%, 4/1/2012	75,187
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	81,188
50,000		Universal City Florida Holding Co., Floating Rate Note, 10.23875%, 5/1/2010	51,688
		TOTAL	414,656
		Environmental--0.8%
275,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	273,625
32,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	36,160
		TOTAL	309,785
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institutions--0.3%
$100,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	$100,250
		Food & Beverage--2.9%
150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	131,625
50,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	51,125
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	76,594
50,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	51,375
175,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	177,844
125,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	122,969
75,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	73,500
100,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	103,750
75,000	[1,2]	Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014	81,000
75,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	76,875
50,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	51,875
125,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	110,312
50,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	52,562
		TOTAL	1,161,406
		Gaming--3.8%
75,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	65,531
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	103,250
100,000	[1,2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	106,250
49,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	52,001
50,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	48,562
50,000	[1,2]	Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	49,875
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	234,844
75,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	79,125
50,000	[1,2]	MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012	50,938
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	160,125
100,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	102,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$75,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	$73,500
50,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	51,250
50,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	51,625
100,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	91,750
75,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	77,813
100,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	98,500
		TOTAL	1,497,564
		Health Care--4.6%
50,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	53,875
75,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	78,750
150,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	162,000
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	72,094
150,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	117,000
100,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	105,000
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	105,000
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	99,750
150,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	120,375
175,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	148,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	78,500
75,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	79,125
100,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	98,500
100,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	99,500
125,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	129,062
50,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	48,625
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	50,125
100,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	101,500
50,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	50,625
		TOTAL	1,798,156
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--4.4%
$150,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	$149,625
50,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	45,750
75,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	81,000
175,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	175,875
100,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	111,878
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	53,000
150,000	[1,2]	Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	156,375
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	75,750
75,000	[1,2]	Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	77,062
150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	142,875
50,000	[1,2]	Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014	52,062
49,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	53,655
100,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	110,393
75,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	79,875
88,845		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	96,397
75,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	73,875
50,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	51,250
50,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	33,250
75,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	77,063
50,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	50,000
		TOTAL	1,747,010
		Lodging--1.0%
50,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	48,125
150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	146,812
50,000	[1,2]	Host Marriott LP, Sr. Note, 6.875%, 11/1/2014	50,438
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	76,360
75,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 5/1/2012	79,031
		TOTAL	400,766
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Cable--1.8%
$225,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	$233,156
250,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	259,375
150,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	162,938
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	48,000
		TOTAL	703,469
		Media - Non-Cable--6.5%
50,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	52,687
75,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	78,000
86,927		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	85,623
50,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	50,000
100,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	100,125
75,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	75,469
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	96,250
119,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	129,859
200,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	175,250
100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	96,750
50,000		Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	45,375
225,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	246,094
250,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	190,625
75,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	78,187
175,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	169,312
50,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014	52,375
50,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	50,750
75,000		R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	70,969
75,000		R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013	70,969
50,000		R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016	51,812
75,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	83,813
75,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	72,750
50,000		Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013	49,000
100,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	103,500
125,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	125,625
150,000		XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	143,250
		TOTAL	2,544,419
Principal Amount			Value
		CORPORATE BONDS--continued
		Metals & Mining--0.3%
$125,000	[1,2]	Novelis, Inc., Sr. Note, 8.25%, 2/15/2015	$120,000
		Packaging--1.5%
125,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	122,969
75,000	[1,2]	Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	76,125
50,000	[1,2]	Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016	48,500
125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	128,906
75,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	79,125
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	101,000
50,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	52,000
		TOTAL	608,625
		Paper--1.1%
75,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	65,719
125,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	129,063
75,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	79,781
50,000		Mercer International, Inc., 9.25%, 2/15/2013	46,500
100,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	105,000
		TOTAL	426,063
		Restaurants--0.3%
50,000	[1,2]	El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013	53,500
75,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	72,000
		TOTAL	125,500
		Retailers--1.4%
50,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	50,000
125,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	128,750
100,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	100,000
75,000		NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	55,781
50,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	47,250
50,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	58,032
50,000	[1,2]	Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014	49,250
50,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	52,938
		TOTAL	542,001
Principal Amount			Value
		CORPORATE BONDS--continued
		Services--0.7%
$32,000		CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010	$34,240
100,000		Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013	101,000
125,000	[1,2]	West Corp., Sr. Note, 9.50%, 10/15/2014	125,312
		TOTAL	260,552
		Technology--3.6%
125,000	[1,2]	Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	116,875
100,000	[1,2]	Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014	101,125
75,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	80,438
50,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	30,000
50,000	[1,2]	NXP BV/NXP Funding LLC, Sr. Secd. Note, 7.875%, 10/15/2014	51,000
75,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	80,062
100,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	108,000
75,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	74,437
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.87163%, 4/1/2012	52,062
100,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	104,250
125,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	131,563
100,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	108,500
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	108,500
100,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	100,750
75,000		Xerox Corp., Sr. Unsecd. Note, 6.75%, 2/1/2017	76,688
75,000	[1,2]	iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014	77,438
		TOTAL	1,401,688
		Textile--0.1%
50,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	52,500
		Tobacco--0.3%
125,000	[1,2]	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	134,115
		Transportation--0.9%
75,000	[1,2]	Hertz Corp., Sr. Note, 8.875%, 1/1/2014	78,750
100,000	[1,2]	Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	110,250
50,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	47,812
125,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	134,219
		TOTAL	371,031
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--3.5%
$50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	$51,125
50,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	51,625
225,000	[1,2]	Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	233,438
75,000		Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009	78,375
91,187	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	88,907
50,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	50,688
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	152,063
50,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	52,057
65,000		Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013	70,918
50,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	50,396
50,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	52,486
50,000		Northwestern Corp., Note, 5.875%, 11/1/2014	49,817
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	110,000
50,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	50,593
50,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	51,250
150,000		TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014	143,666
50,000		TXU Corp., Sr. Note, Series Q, 6.50%, 11/15/2024	48,252
		TOTAL	1,385,656
		Utility - Natural Gas--3.9%
75,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	75,187
50,000		Atlas Pipeline Partners LP, Sr. Note, Series WI, 8.125%, 12/15/2015	51,250
100,000		El Paso Corp., 6.75%, 5/15/2009	101,500
50,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	52,375
100,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	103,000
125,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	117,187
100,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	97,250
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	49,437
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	76,219
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$75,000	[1,2]	SemGroup LP, Sr. Note, 8.75%, 11/15/2015	$75,937
75,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	75,101
50,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	49,875
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	262,708
75,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	75,000
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	105,750
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	185,938
		TOTAL	1,553,714
		Wireless Communications--2.2%
50,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.12163%, 1/1/2013	52,250
75,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	78,187
75,000	[1,2]	Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014	76,875
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	104,250
150,000	[1,2]	MetroPCS Wireless, Inc., 9.25%, 11/1/2014	152,063
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	125,625
125,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.515%, 12/15/2010	127,969
50,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	53,625
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	79,688
		TOTAL	850,532
		Wireline Communications--2.4%
75,000		AT&T Corp., Sr. Note, 8.00%, 11/15/2031	94,201
175,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	171,500
75,000	[1,2]	Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016	78,938
400,000		Qwest Corp., Note, 8.875%, 3/15/2012	442,000
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	53,563
100,000	[1,2]	Windstream Corp., Sr. Note, 8.625%, 8/1/2016	108,375
		TOTAL	948,577
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,032,735)	25,440,214
Shares or Principal Amount			Value
		COMMON STOCKS--0.2%
		Food & Beverage--0.1%
1,475		B&G Foods, Inc.	$28,025
		Industrial - Other--0.1%
17,689	[1,3]	ACP Holdings Corp., Warrants	26,091
		TOTAL COMMON STOCKS (IDENTIFIED COST $22,151)	54,116
		PREFERRED STOCKS--0.4%
		Retailers--0.4%
150		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A (IDENTIFIED COST $150,900)	165,375
		MUTUAL FUND--32.2%
1,867,254	[4]	High Yield Bond Portfolio (IDENTIFIED COST $12,567,745)	12,659,982
		REPURCHASE AGREEMENT--2.7%
$1,043,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605. (AT COST)	1,043,000
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $38,816,531) [5]	39,362,687
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(4,685)
		TOTAL NET ASSETS--100%	$39,358,002

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $5,139,830 which represented 13.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $5,113,739 which represented 13.0% of total net assets.

3 Non-income producing security.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $38,853,450.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Statement of Assets and Liabilities

October 31, 2006

Assets:
Total investments in securities, at value including $12,659,982 of investments in affiliated issuers (Note 5) (identified cost $38,816,531)		$39,362,687
Cash		49,901
Income receivable		600,596
Receivable for investments sold		174,437
Receivable for shares sold		19,930
TOTAL ASSETS		40,207,551
Liabilities:
Payable for investments purchased	$650,986
Payable for shares redeemed	36,632
Income distribution payable	112,738
Payable for auditing fees	23,395
Accrued expenses	25,798
TOTAL LIABILITIES		849,549
Net assets for 3,755,537 shares outstanding		$39,358,002
Net Assets Consist of:
Paid-in capital		$38,728,932
Net unrealized appreciation of investments		546,156
Accumulated net realized gain on investments		81,205
Undistributed net investment income		1,709
TOTAL NET ASSETS		$39,358,002
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($39,358,002 ÷ 3,755,537 shares outstanding), no par value, unlimited shares authorized		$10.48
Offering price per share		$10.48
Redemption proceeds per share (98.00/100 of $10.48) [1]		$10.27

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Interest			$1,797,593
Dividends (including $221,454 received from affiliated issuers) (Note 5)			225,381
TOTAL INCOME			2,022,974
Expenses:
Investment adviser fee (Note 5)		$98,434
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		4,658
Transfer and dividend disbursing agent fees and expenses		17,041
Directors'/Trustees' fees		5,347
Auditing fees		23,443
Legal fees		10,004
Portfolio accounting fees		64,121
Share registration costs		24,609
Printing and postage		14,812
Insurance premiums		7,271
Miscellaneous		1,389
TOTAL EXPENSES		421,129
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(98,434)
Waiver of administrative personnel and services fee	(24,753)
Reimbursement of other operating expenses	(173,742)
TOTAL WAIVERS AND REIMBURSEMENT		(296,929)
Net expenses			124,200
Net investment income			1,898,774
Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized gain of $17,719 on sales of investments in affiliated issuers) (Note 5)			163,411
Net change in unrealized appreciation of investments			466,472
Net realized and unrealized gain on investments			629,883
Change in net assets resulting from operations			$2,528,657

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,898,774	$2,129,118
Net realized gain on investments	163,411	935,828
Net change in unrealized appreciation/depreciation of investments	466,472	(2,058,724)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,528,657	1,006,222
Distributions to Shareholders:
Distributions from net investment income	(1,946,412)	(2,270,882)
Distributions from net realized gains	(776,109)	(2,528,345)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,722,521)	(4,799,227)
Share Transactions:
Proceeds from sale of shares	27,134,956	7,215,191
Net asset value of shares issued to shareholders in payment of distributions declared	896,949	1,786,006
Cost of shares redeemed	(8,027,074)	(22,423,779)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,004,831	(13,422,582)
Change in net assets	19,810,967	(17,215,587)
Net Assets:
Beginning of period	19,547,035	36,762,622
End of period (including undistributed net investment income of $1,709 and $10,755, respectively)	$39,358,002	$19,547,035

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees
(the"Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, are based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than
60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of fixed-income Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31, 2006	2006	2005
Shares sold	2,615,457	646,029
Shares issued to shareholders in payment of distributions declared	86,690	159,858
Shares redeemed	(773,326)	(2,041,514)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,928,821	(1,235,627)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gains
$38,592	$(38,592)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$2,194,774	$2,971,880
Long-term capital gains	$ 527,747	$ 1,827,347

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$153,106
Undistributed long-term capital gain	$79,465
Net unrealized appreciation	$509,237
Other temporary differences	$(112,738)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on debt securities.

At October 31, 2006, the cost of investments for federal tax purposes was $38,853,450. The net unrealized appreciation of investments for federal tax purposes was $509,237. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $865,557 and net unrealized depreciation from investments for those securities having an excess of cost over value of $356,320.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended October 31, 2006, the Adviser voluntarily waived $98,434 of its fee and voluntarily reimbursed $173,742 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the net fee paid to FAS was 0.509% of average aggregate daily net assets of the Fund.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended October 31, 2006, the redemption fees amounted to $984.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended October 31, 2006 are as follows:

Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value 10/31/2006	Dividend Income
High Yield Bond Portfolio	4	2,596,360	729,110	1,867,254	$12,659,982	$221,454

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2006, were as follows:

Purchases	$31,061,786
Sales	$12,800,388

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2006, the amount of long-term capital gains designated by the Fund was $527,747.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the "Fund") (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

The Fund's Statement of Additional Information includes additional information about the Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish StreetP.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Allegheny Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trus. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

29856 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

            Fiscal year ended 2006 - $21,000

            Fiscal year ended 2005 - $23,691

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

            Fiscal year ended 2006 - $0

            Fiscal year ended 2005 - $0

Fiscal year ended 2006 - Analysis performed over redemption in-kind.

Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,500 and $8,151
respectively. Fiscal year ended 2006 - Analysis performed over redemption in-kind. Fiscal year ended 2005- Transfer Agent Service Auditors report.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

            Fiscal year ended 2006 - $0

            Fiscal year ended 2005 - $0

Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $16,089
respectively.

Fiscal year ended 2005 - Analysis regarding the realignment of advisory companies.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

            Fiscal year ended 2006 - $0

            Fiscal year ended 2005 - $0

Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $22,110
respectively. Fiscal year ended 2005-Discussions with auditors related to market timing and late trading activities and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

      The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

      Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The
Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit
Committee and may grant general pre-approval for such services. The Audit
Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

      The Audit Committee has delegated pre-approval authority to its Chairman.
The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other
Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The
Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain
Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)       Percentage  of services  identified in items 4(b) through 4(d) that
were  approved  by  the  registrants  audit  committee   pursuant  to  paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g)            Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2006 - $92,034

            Fiscal year ended 2005 - $58,675

(h)   The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 15, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006